Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables [Abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2018 and 2019 are as follows:

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,303,065	(215,775)	—	7,087,290
Other receivables		728,560	(20,231)	(2,027)	706,302

		8,031,625	(236,006)	(2,027)	7,793,592

Non-current assets
Trade receivables		415,318	(93)	(448)	414,777
Other receivables		1,496,464	(84,495)	(6,901)	1,405,068

		1,911,782	(84,588)	(7,349)	1,819,845

	￦	9,943,407	(320,594)	(9,376)	9,613,437

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,147,683	(208,505)	—	6,939,178
Other receivables		792,147	(27,579)	(2,294)	762,274

		7,939,830	(236,084)	(2,294)	7,701,452

Non-current assets
Trade receivables		338,261	(4,254)	(382)	333,625
Other receivables		1,759,930	(86,576)	(4,682)	1,668,672

		2,098,191	(90,830)	(5,064)	2,002,297

	￦	10,038,021	(326,914)	(7,358)	9,703,749

(2)	Other receivables as of December 31, 2018 and 2019 are as follows:

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	298,587	(19,940)	—	278,647
Accrued income		102,023	—	—	102,023
Deposits		228,466	—	(2,027)	226,439
Finance lease receivables		84,688	(291)	—	84,397
Others		14,796	—	—	14,796

		728,560	(20,231)	(2,027)	706,302

Non-current assets
Non-trade receivables		136,432	(77,475)	—	58,957
Deposits		376,211	—	(6,901)	369,310
Finance lease receivables		898,658	(842)	—	897,816
Others		85,163	(6,178)	—	78,985

		1,496,464	(84,495)	(6,901)	1,405,068

	￦	2,225,024	(104,726)	(8,928)	2,111,370

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	376,438	(27,201)	—	349,237
Accrued income		68,921	—	—	68,921
Deposits		273,887	—	(2,294)	271,593
Finance lease receivables		60,304	(378)	—	59,926
Others		12,597	—	—	12,597

		792,147	(27,579)	(2,294)	762,274

Non-current assets
Non-trade receivables		196,821	(78,654)	—	118,167
Accrued income		2,222	—	—	2,222
Deposits		338,989	—	(4,682)	334,307
Finance lease receivables		1,118,537	(484)	—	1,118,053
Others		103,361	(7,438)	—	95,923

		1,759,930	(86,576)	(4,682)	1,668,672

	￦	2,552,077	(114,155)	(6,976)	2,430,946

(3)	Trade and other receivables measured at amortized cost

No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However, once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Trade receivables: (not overdue)	￦	7,419,648	7,338,757

Trade receivables: (overdue, not impaired)		—	—

Less than 60 days		—	—

Trade receivables: (impairment reviewed)		298,735	147,187

Less than 60 days		2,525	6,555
60 ~ 90 days		37,266	1,899
90 ~ 120 days		16,033	2,106
120 days ~ 1 year		46,204	37,357
Over 1 year		196,707	99,270

		7,718,383	7,485,944
Less: allowance for doubtful accounts		(215,868)	(212,759)
Less: present value discount		(448)	(382)

	￦	7,502,067	7,272,803

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, from January 1, 2018, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Other receivables: (not overdue)	￦	2,075,601	2,327,640

Other receivables: (overdue, not impaired)		—	—

Less than 60 days		—	—

Other receivables: (impairment reviewed)		149,423	224,437

Less than 60 days		24,782	98,220
60 ~ 90 days		1,007	2,034
90 ~ 120 days		10,997	14,135
120 days ~ 1 year		23,991	26,212
Over 1 year		88,646	83,836

		2,225,024	2,552,077
Less: allowance for doubtful accounts		(104,726)	(114,155)
Less: present value discount		(8,928)	(6,976)

	￦	2,111,370	2,430,946

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that trade receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, from January 1, 2018, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017		2018		2019
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	71,985	87,661	173,583	78,008	215,868	104,726
Effect of change in accounting policy		—	—	6,641	128	—	—
Loss allowance as at January 1 under IFRS 9		—	—	180,224	78,136	215,868	104,726
Bad debt expense		126,714	1,778	41,498	17,817	29,221	19,206
Write-off		(32,995)	(3,129)	(7,696)	(244)	(10,106)	(1,146)
Reversal		—	(2,166)	(1,726)	(143)	(41,940)	—
Others		7,879	(6,136)	3,568	9,160	19,716	(8,631)

Ending balance	￦	173,583	78,008	215,868	104,726	212,759	114,155